Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000123807 | CNO Financial Group8655360
Holdings [Line Items]
Percent of Total Investments	1.50%
C000123807 | UGI8655177
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123807 | Exelixis8655437
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123807 | MGIC Investment8654989
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123807 | Jazz Pharmaceuticals8654944
Holdings [Line Items]
Percent of Total Investments	1.20%
C000123807 | Ryder System8655106
Holdings [Line Items]
Percent of Total Investments	1.10%
C000123807 | Associated Banc-Corp8655269
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123807 | Ingredion8655559
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123807 | WK Kellogg8655209
Holdings [Line Items]
Percent of Total Investments	1.00%
C000123807 | Sanmina8655116
Holdings [Line Items]
Percent of Total Investments	0.90%
C000123807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123807 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000123807 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123807 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123807 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000123807 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000123807 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000123807 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000123807 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000123807 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000123807 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000142891 | CNO Financial Group8655360
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142891 | UGI8655177
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142891 | Exelixis8655437
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142891 | MGIC Investment8654989
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142891 | Jazz Pharmaceuticals8654944
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142891 | Ryder System8655106
Holdings [Line Items]
Percent of Total Investments	1.10%
C000142891 | Associated Banc-Corp8655269
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | Ingredion8655559
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | WK Kellogg8655209
Holdings [Line Items]
Percent of Total Investments	1.00%
C000142891 | Sanmina8655116
Holdings [Line Items]
Percent of Total Investments	0.90%
C000142891 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142891 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142891 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142891 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142891 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000142891 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000142891 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000142891 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000142891 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142891 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000142891 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000142891 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%